SCHEDULE OF SHARE CAPITAL (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025		Mar. 31, 2024		Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Conversion of convertible loan notes		$ 5,382,000		$ 3,350,000
Issued capital [member]
IfrsStatementLineItems [Line Items]
Pre-capitalized balance		$ 3,752,669		$ 3,725,301		$ 3,725,301
Pre-recapitalized balance, shares		11,626		11,582		11,582
Recapitalization of DSL (1:410 exchange ratio)	[1]	$ (5,126,150)		$ (3,752,192)		$ (3,724,826)
Share exchange of DSL (1:410 exchange ratio), shares	[1]	6,853,204		4,755,034		4,737,038
Pre capitalized sub-total		$ 687		$ 477		$ 475
Pre recapitalized Sub-total, shares		6,869,960		4,766,660		4,748,620
Share Subdivision	[2]
Share Subdivision, shares	[2]	6,869,961		4,766,661		4,748,620
Balance at 31 March 2023 – recapitalized						$ 475
Balance at 31 March 2023 recapitalized, shares						9,497,240
Exercise of share option awards (pre-recapitalization)		$ 27,368	[3]	$ 27,368	[4]
Exercise of share option awards pre-capitalization, shares		44	[3]	44	[4]
Pre-recapitalized balance		$ 5,126,837		$ 3,752,669		$ 3,725,301
Pre-capitalized balance, shares		16,756		11,626		11,582
Founding share of the Company
Founding share of the Company, shares		1		1
Post capitalized sub-total		$ 687		$ 477
Post recapitalized sub-total, shares		6,869,961		4,766,661
Recapitalized balance		$ 687		$ 477
Recapitalized balance, shares		13,739,922		9,533,322
Capital Raise	[5]	$ 1,346,800
Exercise of share option awards pre-capitalization, shares	[5]	5,086
Exercise of share option awards (post-recapitalization)	[6]	$ 50
Exercise of share option awards post-capitalization, shares	[6]	1,003,680
Conversion of Preferred Shares	[7]	$ 129
Conversion of Preferred Shares, shares	[7]	2,583,820
Conversion of convertible loan notes	[7]	$ 117
Conversion of convertible loan notes, shares	[7]	2,347,134
Capitalization of loan from immediate holding company	[8]	$ 37
Capitalization of loan from immediate holding company, shares	[8]	731,707
IPO and Exercise of overallotment option	[9]	$ 130
IPO and Exercise of overallotment option, shares	[9]	2,587,500
Issuance of IPO Warrants	[10]
Issuance of IPO Warrants, shares	[10]
Recapitalized balance		$ 1,150		$ 687		$ 477
Recapitalized balance, shares		22,993,763
Share premium [member]
IfrsStatementLineItems [Line Items]
Pre-capitalized balance
Recapitalization of DSL (1:410 exchange ratio)	[1]
Pre capitalized sub-total
Share Subdivision	[2]
Balance at 31 March 2023 – recapitalized
Exercise of share option awards (pre-recapitalization)			[3]		[4]
Pre-recapitalized balance
Founding share of the Company
Post capitalized sub-total
Recapitalized balance
Capital Raise	[5]
Exercise of share option awards (post-recapitalization)	[6]	1,768,661
Conversion of Preferred Shares	[7]	5,610,871
Conversion of convertible loan notes	[7]	6,133,664
Capitalization of loan from immediate holding company	[8]	2,999,963
IPO and Exercise of overallotment option	[9]	9,176,277
Issuance of IPO Warrants	[10]
Recapitalized balance		25,689,436
Capital reserve [member]
IfrsStatementLineItems [Line Items]
Pre-capitalized balance
Recapitalization of DSL (1:410 exchange ratio)	[1]	5,126,150		3,752,192		3,724,826
Pre capitalized sub-total		5,126,150		3,752,192		3,724,826
Share Subdivision	[2]
Balance at 31 March 2023 – recapitalized						3,724,826
Exercise of share option awards (pre-recapitalization)			[3]		[4]
Pre-recapitalized balance
Founding share of the Company
Post capitalized sub-total		5,126,150		3,752,192
Recapitalized balance		5,126,150		3,752,192
Capital Raise	[5]
Exercise of share option awards (post-recapitalization)	[6]
Conversion of Preferred Shares	[7]
Conversion of convertible loan notes	[7]
Capitalization of loan from immediate holding company	[8]
IPO and Exercise of overallotment option	[9]
Issuance of IPO Warrants	[10]
Recapitalized balance		5,126,150		5,126,150		3,752,192
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Pre-capitalized balance
Recapitalization of DSL (1:410 exchange ratio)	[1]
Pre capitalized sub-total		6,653,200
Share Subdivision	[2]
Balance at 31 March 2023 – recapitalized
Exercise of share option awards (pre-recapitalization)			[3]		[4]
Pre-recapitalized balance		6,653,200
Founding share of the Company
Post capitalized sub-total		6,653,200
Recapitalized balance		6,653,200
Capital Raise	[5]	6,653,200
Exercise of share option awards (post-recapitalization)	[6]
Conversion of Preferred Shares	[7]
Conversion of convertible loan notes	[7]
Capitalization of loan from immediate holding company	[8]
IPO and Exercise of overallotment option	[9]
Issuance of IPO Warrants	[10]	72,610,000
Recapitalized balance		79,263,200		6,653,200
Share Capital Net Of Capital Reserve And Warrant Reserve [member]
IfrsStatementLineItems [Line Items]
Pre-capitalized balance		3,752,669		3,725,301		3,725,301
Recapitalization of DSL (1:410 exchange ratio)	[1]
Pre capitalized sub-total		11,780,037		3,752,669		3,725,301
Share Subdivision	[2]
Balance at 31 March 2023 – recapitalized						3,725,301
Exercise of share option awards (pre-recapitalization)		27,368	[3]	27,368	[4]
Pre-recapitalized balance		11,780,037		3,752,669		3,725,301
Founding share of the Company
Post capitalized sub-total		11,780,037		3,752,669
Recapitalized balance		11,780,037		3,752,669
Capital Raise	[5]	8,000,000
Exercise of share option awards (post-recapitalization)	[6]	1,768,711
Conversion of Preferred Shares	[7]	5,611,000
Conversion of convertible loan notes	[7]	6,133,781
Capitalization of loan from immediate holding company	[8]	3,000,000
IPO and Exercise of overallotment option	[9]	9,176,407
Issuance of IPO Warrants	[10]	72,610,000
Recapitalized balance		$ 110,079,936		$ 11,780,037		$ 3,752,669

[1]	On 15 July 2024, the Company completed a Share Exchange Transaction (the “Transaction”) with DSL and each of the shareholders of DSL. Prior to the Transaction, the Company had issued one founding share with a par value of USD 0.0001 and was a newly incorporated entity without material business activities, while DSL was the parent of the DSL Group. The Transaction resulted in the Company becoming the immediate holding company of DSL and DSL became a wholly owned subsidiary of the Company. The Transaction resulted in one share in DSL being exchanged for four hundred and ten (410) Ordinary Shares.
[2]	On 26 July 2024, the authorized share capital of the Company changed to USD50,000 divided into 960,000,000 Ordinary Shares of USD0.00005 par value each and 40,000,000 Preferred Shares of USD0.00005 par value each (the “Share Subdivision”). The Share Subdivision resulted in the shareholding of each Company shareholder increasing by a multiple of two.
[3]	In April 2024, DSL issued 44 shares to an employee via the exercising of vested employee share options. These shares rank pari passu with the existing ordinary shares of DSL in all respects. These shares equate to 36,080 shares post the Recapitalization.
[4]	In October 2023, DSL issued 44 ordinary shares to an employee via the exercising of vested employee share options. These shares rank pari passu with the existing ordinary shares of DSL in all respects. These shares equate to 36,080 shares post the Recapitalization.
[5]	On May 27, 2024, DSL Group completed the Capital Raise and DSL allotted 5,086 ordinary shares and 10,172 warrants to Rhino Ventures. The warrants have a fair value of $6,653,200 and $1,346,800 being allocated to share capital with a total value recognized in reserves of $8,000,000. These shares equate to 4,170,520 shares post the Recapitalization.
[6]	In August 2024, the Company issued 1,003,680 shares to certain employees via the exercising of vested employee share options. These shares rank pari passu with the Ordinary Shares in all respects.
[7]	On December 20, 2024, the Company’s registration statement Form F-1 being declared effective by the SEC. This resulted in outstanding Preferred Shares converting into 2,583,820 Ordinary Shares on a 1:1 basis. All the outstanding convertible loan notes with an aggregate face value of $4,350,000 and accrued interest of $751,781, totaling $5,101,781, also converted into Ordinary Shares at a conversion price of $2.17 resulting in the issuance of 2,347,134 Ordinary Shares.
[8]	Pursuant to a triparty loan agreement dated September 30, 2024, $3.0 million loan from Rhino Ventures was capitalized through the issuance of 731,707 Ordinary Shares.
[9]	On January 23, 2025, the Company closed on its IPO of 2,250,000 ordinary shares, par value $0.00005 per share, at a public offering price of $4.10 per ordinary share, for total gross proceeds of $9,225,000, before deducting underwriting discounts, commissions, and other related expenses. The net proceeds amounted to $7,747,756.
[10]	On January 23, 2025, the Company issued Rhino Ventures 6 tranches of the IPO Warrants (as defined in note 21.2) , with each tranche comprising 2,250,000 warrants, in connection with the IPO. For details, please refer to note 21.2.